Poplar Forest Cornerstone Fund
Schedule of Investments
December 31, 2025 (Unaudited)

COMMON STOCKS - 57.5%	Shares	Value
Air Freight & Logistics - 2.5%
FedEx Corp.	2,900	$837,694

Banks - 3.1%
Citigroup, Inc.	8,900	1,038,541

Biotechnology - 3.0%
United Therapeutics Corp. (a)	2,100	1,023,225

Capital Markets - 1.2%
LPL Financial Holdings, Inc.	1,100	392,887

Chemicals - 1.4%
International Flavors & Fragrances, Inc.	6,900	464,991

Consumer Finance - 1.8%
Ally Financial, Inc.	13,400	606,886

Consumer Staples Distribution & Retail - 1.6%
Dollar Tree, Inc. (a)	4,500	553,545

Distributors - 2.4%
Genuine Parts Co.	6,500	799,240

Diversified Telecommunication Services - 2.2%
AT&T, Inc.	30,000	745,200

Electrical Equipment - 1.0%
Sensata Technologies Holding PLC	9,900	329,571

Electronic Equipment, Instruments & Components - 1.4%
Vishay Intertechnology, Inc.	31,700	459,333

Financial Services - 3.9%
Equitable Holdings, Inc.	15,000	714,750
Global Payments, Inc.	8,000	619,200
		1,333,950

Food Products - 2.7%
Tyson Foods, Inc. - Class A	15,500	908,610

Gas Utilities - 2.4%
National Fuel Gas Co.	10,100	808,606

Health Care Equipment & Supplies - 0.7%
Baxter International, Inc.	12,000	229,320

Health Care Providers & Services - 6.2%
Cencora, Inc.	1,300	439,075
CVS Health Corp.	12,000	952,320
Humana, Inc.	2,700	691,551
		2,082,946

Hotels, Restaurants & Leisure - 1.5%
Las Vegas Sands Corp.	7,900	514,211

Insurance - 1.2%
Allstate Corp.	2,000	416,300

IT Services - 1.8%
International Business Machines Corp.	2,100	622,041

Machinery - 1.8%
Stanley Black & Decker, Inc.	8,300	616,524

Metals & Mining - 2.2%
Nucor Corp.	4,600	750,306

Multi-Utilities - 2.4%
Dominion Energy, Inc.	14,000	820,260

Oil, Gas & Consumable Fuels - 3.2%
Chevron Corp.	3,800	579,158
Murphy Oil Corp.	16,000	500,000
		1,079,158

Pharmaceuticals - 2.9%
Merck & Co., Inc.	9,300	978,918

Professional Services - 1.6%
CACI International, Inc. - Class A (a)	1,000	532,810

Semiconductors & Semiconductor Equipment - 1.4%
Intel Corp. (a)	12,700	468,630
TOTAL COMMON STOCKS (Cost $13,417,333)		19,413,703

CORPORATE BONDS - 16.4%	Par	Value
Aerospace & Defense - 0.9%
Rockwell Collins, Inc., 3.50%, 03/15/2027	$300,000	295,402

Computer Services - 1.2%
Accenture Capital, Inc., 4.25%, 10/04/2031	200,000	200,537
Peraton Enterprise Solutions LLC, 7.45%, 10/15/2029	200,000	212,167
		412,704

Electric Utilities - 3.4%
Dominion Energy South Carolina, Inc., 4.25%, 08/15/2028	300,000	300,022
DTE Electric Co., 3.00%, 03/01/2032	700,000	648,993
PacifiCorp, 7.38% to 09/15/2030 then 5 yr. CMT Rate + 3.32%, 09/15/2055	200,000	203,986
		1,153,001

Food Products - 1.5%
Kellanova, 5.75%, 05/16/2054	515,000	519,255

Gas Utilities - 2.4%
National Fuel Gas Co., 3.95%, 09/15/2027	800,000	797,644

Interactive Media & Services - 0.7%
Alphabet, Inc., 3.88%, 11/15/2028	250,000	251,382

Oil, Gas & Consumable Fuels - 2.6%
Murphy Oil Corp., 6.00%, 10/01/2032	875,000	874,705

Pharmaceuticals - 2.3%
Bristol-Myers Squibb Co., 6.13%, 05/01/2038	725,000	787,225

Specialty Retail - 1.4%
Dick's Sporting Goods, Inc., 3.15%, 01/15/2032	500,000	460,358
TOTAL CORPORATE BONDS (Cost $5,464,480)		5,551,676

U.S. TREASURY SECURITIES - 10.4%	Par	Value
U.S. Treasury Note TIPS, 0.25%, 07/15/2029	954,690	920,894
United States Treasury Note/Bond
3.75%, 04/15/2026	180,000	180,098
4.38%, 07/31/2026	600,000	602,833
4.13%, 07/31/2031	600,000	610,570
4.38%, 05/15/2034	500,000	512,021
3.88%, 02/15/2043	270,000	243,886
4.13%, 08/15/2053	500,000	444,707
TOTAL U.S. TREASURY SECURITIES (Cost $3,588,496)		3,515,009

U.S. GOVERNMENT AGENCY ISSUES - 4.2%	Par	Value
Federal Farm Credit Banks Funding Corp
5.00%, 08/25/2033	350,000	350,474
5.33%, 12/23/2033	250,000	251,061
5.49%, 09/19/2039	250,000	249,331
Federal Home Loan Banks
5.25%, 07/29/2033	325,000	326,182
5.05%, 07/16/2035	250,000	252,371
TOTAL U.S. GOVERNMENT AGENCY ISSUES (Cost $1,423,125)		1,429,419

REAL ESTATE INVESTMENT TRUSTS - COMMON - 2.2%	Shares	Value
Health Care REITs - 2.2%
Alexandria Real Estate Equities, Inc.	15,100	738,994
TOTAL REAL ESTATE INVESTMENT TRUSTS - COMMON (Cost $1,040,098)		738,994

PREFERRED STOCKS - 2.1%	Shares	Value
Consumer Finance - 2.1%
Ally Financial, Inc., Series B, 4.70% to 05/15/2026 then 5 yr. CMT Rate + 3.87%, Perpetual	700,000	695,732
TOTAL PREFERRED STOCKS (Cost $713,344)		695,732

COLLATERALIZED MORTGAGE OBLIGATIONS - 0.9%	Par	Value
Government National Mortgage Association, Series 2025-1, Class MT, 5.00%, 01/20/2055	$308,009	308,334
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $309,375)		308,334

MORTGAGE-BACKED SECURITIES - 0.7%	Par	Value
Ginnie Mae II Pool, Pool 787058, 5.00%, 08/20/2053	241,799	243,024
TOTAL MORTGAGE-BACKED SECURITIES (Cost $240,741)		243,024

MUNICIPAL BONDS - 0.6%	Par	Value
Idaho Housing & Finance Association, 5.10%, 01/01/2032	200,000	205,786
TOTAL MUNICIPAL BONDS (Cost $201,857)		205,786

SHORT-TERM INVESTMENTS
U.S. TREASURY BILLS - 3.6%	Par	Value
4.22%, 02/19/2026 (b)	185,000	184,123
4.11%, 03/19/2026 (b)	180,000	178,665
4.10%, 06/11/2026 (b)	160,000	157,529
3.91%, 08/06/2026 (b)	185,000	181,226
3.67%, 10/29/2026 (b)	180,000	174,950
3.59%, 11/27/2026 (b)	190,000	184,183
3.46%, 12/24/2026 (b)	175,000	169,222
TOTAL U.S. TREASURY BILLS (Cost $1,228,283)		1,229,898

MONEY MARKET FUNDS - 1.1%	Shares	Value
First American Treasury Obligations Fund - Class X, 3.68% (c)	356,697	356,697
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class, 3.64% (c)	6,836	6,836
TOTAL MONEY MARKET FUNDS (Cost $363,533)		363,533

TOTAL INVESTMENTS - 99.7% (Cost $27,990,665)		33,695,108
Other Assets in Excess of Liabilities - 0.3%		99,668
TOTAL NET ASSETS - 100.0%		$33,794,776

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.

CMT - Constant Maturity Treasury
REIT - Real Estate Investment Trust

(a)	Non-income producing security.
(b)	The rate shown is the annualized yield as of December 31, 2025.
(c)	The rate shown represents the 7-day annualized yield as of December 31, 2025.

Summary of Fair Value Disclosure as of December 31, 2025 (Unaudited)

Poplar Forest Cornerstone Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of December 31, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$19,413,703	$–	$–	$19,413,703
Corporate Bonds	–	5,551,676	–	5,551,676
U.S. Treasury Securities	–	3,515,009	–	3,515,009
U.S. Government Agency Issues	–	1,429,419	–	1,429,419
Real Estate Investment Trusts - Common	738,994	–	–	738,994
Preferred Stocks	–	695,732	–	695,732
Collateralized Mortgage Obligations	–	308,334	–	308,334
Mortgage-Backed Securities	–	243,024	–	243,024
Municipal Bonds	–	205,786	–	205,786
U.S. Treasury Bills	–	1,229,898	–	1,229,898
Money Market Funds	363,533	–	–	363,533
Total Investments	$20,516,230	$13,178,878	$–	$33,695,108